MAYER
                                                  ---------
                                                    BROWN
                                                  ---------
                                                    ROWE
                                                  ---------
                                                    & MAW
November 21, 2003
                                                  1675 Broadway
                                                  New York, New York 10019-5820
Via edgar
---------                                         Main Tel (212) 506-2500
                                                  Main Fax (212) 262-1910
                                                  www.mayerbrownrowe.com
Securities and Exchange Commission
450 Fifth Street, N.W.                            STUART M. STRAUSS
Washington, D.C.  20549                           Direct Tel (212) 506-2695
                                                  Direct Fax (212) 849-5695
                                                  sstrauss@mayerbrownrowe.com

Re:      PowerShares Exchange-Traded Fund Trust
         File Nos. 333-102228, 811-21265

Dear Ladies and Gentlemen:

On behalf of PowerShares Exchange-Traded Fund Trust ("Registrant"), we hereby transmit for filing under the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, post-effective amendment No. 1 (the "Amendment") to the Registrant's registration statement on Form N-1A. We are filing this Amendment pursuant to Rule 485(a)(2) under the Securities Act. The Amendment relates to the addition of seven (7) new portfolios of the Registrant.

Various exhibits to the registration statement will be filed by amendment. However, the consent of the accountants is filed herewith.

Should members of the staff have any questions or comments regarding these materials, they should call the undersigned at (212) 506-2695.

Very truly yours,

/s/ Stuart M. Strauss

Stuart M. Strauss